VEDDER PRICE                            VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                        222 NORTH LASALLE STREET
                                        CHICAGO, ILLINOIS  60601
                                        312-609-7500
                                        FACSIMILE:  312-609-5005

                                        OFFICES IN CHICAGO, NEW YORK CITY,
                                        AND LIVINGSTON, NEW JERSEY


                                                                November 3, 2005



Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re:      ABN AMRO Funds (the "Registrant")
                  File Nos. 33-68666 and 811-8004
                  -------------------------------

To The Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus and Statement of Additional Information dated November 1, 2005 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                                              Very truly yours,



                                                              /s/Amy E. Lewis
                                                              -----------------
                                                              Amy E. Lewis

AEL/klf